Short-Term Investments (Tables)	6 Months Ended
Jun. 30, 2025
Short-Term Investments [Abstract]
Schedule of Short term investments	Short-term investments consist of the following:
	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
Marketable securities	847,927,125	1,229,636,750	171,770,563

Schedule of Fair Value Disclosure

Fair value disclosure:

December 31, 2024
	December 31,	Fair Value
	2024	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	847,927,125	847,927,125	-	-

June 30, 2025
	June 30,	Fair Value
	2025	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	1,229,636,750	1,229,636,750	-	-